Statement of financial position - CAD ($)		Jan. 31, 2019	Jan. 31, 2018
Current assets
Cash and cash equivalents		$ 564,507	$ 696,395
Receivables		1,866	4,984
Prepaid expenses and deposits		74,236	78,695
Current assets		640,609	780,074
Mineral property interests	[1]	4,832,500	4,832,500
Exploration and evaluation assets (Note 6)	[2]	24,870,119	24,864,119
Equipment, vehicles and furniture (Note 7)	[3]	5,473	8,518
Reclamation deposits		123,600	123,600
Total assets		30,472,301	30,608,811
Current liabilities
Accounts payable and accrued liabilities		18,163	20,060
Amounts owing to related parties (Note 10)	[4]	2,691	2,678
Current liabilities		20,854	22,738
Shareholders' equity
Share Capital (Note 8)	[5]	52,068,605	51,995,105
Contributed surplus (Note 8)	[5]	17,199,780	17,124,354
Deficit		(38,816,938)	(38,533,386)
Equity		30,451,447	30,586,073
Total liabilities and shareholders' equity		$ 30,472,301	$ 30,608,811

[1]	Note 5
[2]	Note 6
[3]	Note 7
[4]	Note 10
[5]	Note 8